Inventories (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of inventories [text block] [Abstract]
Schedule of inventories
	2019	2018
	S/(000)	S/(000)

Goods and finished products	22,133	16,832
Work in progress	166,999	133,972
Raw materials	167,159	118,816
Packages and packing	3,721	2,025
Fuel	3,159	2,715
Spare parts and supplies	168,241	163,540
Inventory in transit	4,845	1,858
	536,257	439,758
Less - Provision for inventory obsolescence (b)	(17,253)	(14,975)
	519,004	424,783
(b)	Movement in the provision for inventory obsolescence value is set forth below:

Schedule of movement in provision for inventory obsolescence and net realizable value
	2019	2018	2017
	S/(000)	S/(000)	S/(000)

Opening balance	14,975	11,167	8,449
Additions	2,498	3,808	3,183
Recoveries	(220)	-	(465)
Final balance	17,253	14,975	11,167